Offerings - Offering: 1	Jul. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share: Plymouth Industrial REIT, Inc. and Plymouth Industrial OP, LP Fourth Amended and Restated 2014 Incentive Award Plan
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	16.12
Maximum Aggregate Offering Price	$ 8,060,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,233.99
Offering Note	Represents additional shares of common stock, $0.01 par value per share (“Common Stock”), of Plymouth Industrial REIT, Inc. (the “Company”) reserved for issuance under the Company’s Fourth Amended and Restated 2014 Incentive Award Plan (as amended, the “Fourth Amended Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the Fourth Amended Plan and shares that may become issuable under the Fourth Amended Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

The price set forth under the column titled “Proposed Maximum Offering Price Per Unit” represents the average of the high and the low prices per share of Common Stock as reported on the New York Stock Exchange on July 9, 2025.

The registration fee has been computed in accordance with Rule 457(c) and (h) under the Securities Act.